INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense - current
Income tax benefit -deferred			(836,901)	(231,758)	(668,216)	(673,412)
Increase in valuation allowance			836,901	231,758	668,216	673,412
Total income tax expense